SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Apr. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in these estimates and assumptions may have a material impact on the unaudited condensed consolidated financial statements and accompanying notes. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Significant estimates during the six months ended April 30, 2025 and 2024 include the allowance for policy cancellation, the useful life of intangible assets, the assumptions used in assessing impairment of long-term assets, the fair value of the consideration given and assets acquired and liabilities assumed in the asset acquisition of Peak, the valuation of deferred tax assets and associated valuation allowances, and the valuation of stock-based compensation.

Fair Value of Financial Instruments and Fair Value Measurements

Fair Value of Financial Instruments and Fair Value Measurements

The Company adopted the guidance of ASC 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

●	Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
●	Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
●	Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

Financial instruments included in current assets and current liabilities are reported in the condensed consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Assets and liabilities measured at fair value on a recurring basis: Short-term investments are measured at fair value on a recurring basis. These assets are measured at fair value on an ongoing basis.

The following table provides these assets carried at fair value, measured as of April 30, 2025:

	Quoted Price in	Significant Other	Significant	Balance at
	Active Markets	Observable Inputs	Unobservable Inputs	April 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Short-term investment	$—	$27,767,470	$—	$27,767,470

The following table provides these assets carried at fair value, measured as of October 31, 2024:

	Quoted Price in	Significant Other	Significant	Balance at
	Active Markets	Observable Inputs	Unobservable Inputs	October 31,
	(Level 1)	(Level 2)	(Level 3)	2024
Short-term investment	$—	$28,090,382	$—	$28,090,382

Cash

Cash

Cash include cash on hand and cash in banks.

At April 30, 2025 and October 31, 2024, the Company’s cash balances by geographic area were as follows:

Country:	April 30, 2025		October 31, 2024
China	$116,926	59.4%	$209,532	70.5%
Hong Kong	79,957	40.6%	87,756	29.5%
Total cash	$196,883	100.0%	$297,288	100.0%

Cash in China may not be freely transferable out of the PRC because of exchange control regulations or other reasons.

Restricted Cash

Restricted Cash

In its capacity as an insurance broker, occasionally, the Company collects premiums from certain insureds and remits the premiums to the appropriate insurance carriers. Unremitted insurance premiums are held in a fiduciary capacity bank account until disbursed by the Company to the respective insurance carriers. The unremitted funds are held in a bank for a short period of time. In addition, the Company as an insurance broker is required to reserve 10% of its registered capital in cash held in an escrow bank account pursuant to the China Insurance Regulatory Commission (“CIRC”) rules and regulations. As of April 30, 2025 and October 31, 2024, restricted cash amounted to $696,105 and $698,949, respectively.

Concentration of Credit Risk and Uncertainties

Concentration of Credit Risk and Uncertainties

A portion of the Company’s cash and restricted cash is maintained with state-owned banks within the PRC. Balances at state-owned banks within the PRC are covered by insurance up to RMB 500,000 (approximately $69,000) per bank. Any balance over RMB 500,000 per bank in PRC will not be covered. At April 30, 2025, cash and restricted cash balances held in the PRC were approximately RMB 5,912,000 (approximately $813,000), of which, approximately RMB 4,900,000 (approximately $674,000) was not covered by such limited insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts.

The Company believes that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where Peak is located. The Hong Kong Deposit Protection Board pays compensation up to a limit of Hong Kong Dollar (“HKD”) 500,000 (approximately $64,000) if the bank with which an individual/a company hold its eligible deposit fails. At April 30, 2025, cash balance of approximately HKD 620,000 (approximately $80,000) was maintained at financial institutions in Hong Kong, of which, approximately HKD 63,000 (approximately $8,000) was not insured by the Hong Kong Deposit Protection Board.

Currently, the Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in China, and by the general state of China’s economy. The Company’s operations in China are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of trade accounts receivable. A portion of the Company’s sales are credit sales to customers whose ability to pay are dependent upon the prevailing industry economics; however, concentration of credit risk with respect to trade accounts receivable is limited due to short-term payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

Short-term Investments

Short-term Investments

Short-term investments are investments in wealth management products with underlying bonds offered by a private entity, which is a related party as one of VitaCare’s directors is the private entity’s legal representative. The investments can be redeemed upon notice and their carrying values approximate their fair values. The income (loss) from sale of any investments and fair value change are recognized in the statement of operations.

The Company had short-term investments of $27,767,470 and $28,090,382 as of April 30, 2025 and October 31, 2024, respectively. Income from short term investments for the six months ended April 30, 2025 and 2024 amounted to $270,150 and $269,958, respectively, which was included in interest income on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss. The Company redeemed its short-term investments of $27,767,470 on July 17, 2025.

Accounts Receivable and Reserve for Credit Losses

Accounts Receivable and Reserve for Credit Losses

Accounts receivable are presented net of reserve for credit losses. The Company maintains reserve for credit losses for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific reserves when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection.

Management believes that accounts receivable is fully collectable. Therefore, no material reserve for credit losses is deemed to be required on its accounts receivable at April 30, 2025 and October 31, 2024.

Reserve for Policy Cancellations

Reserve for Policy Cancellations

Management establishes the policy cancellation reserve, or refund liability, based on historical and current data on cancellations that management believes is necessary to provide for revenue allowance. It is possible that the accrual estimate could vary from actual result, which would require adjustment to the allowance accrual.

Other Non-current Assets

Other Non-current Assets

Other non-current assets primarily consist of long-term interest receivable. As of April 30, 2025 and October 31, 2024, other non-current assets amounted to $269,735 and $0, respectively.

Insurance Premiums Payable

Insurance Premiums Payable

Insurance premiums payable represent premium payments that have been received from insureds on the insurance carriers’ behalf, but not yet remitted to the insurance carriers as of the balance sheet dates. As of April 30, 2025 and October 31, 2024, insurance premiums payable amounted to $31,575 and $506,047, respectively, which was included in accrued liabilities and other payables on the accompanying condensed consolidated balance sheets.

Commitment and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue under Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services.

The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when the company satisfies a performance obligation

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised goods or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” goods or service (or bundle of goods or services) if both of the following criteria are met:

●	The customer can benefit from the goods or service either on its own or together with other resources that are readily available to the customer (i.e., the goods or service is capable of being distinct).
●	The entity’s promise to transfer the goods or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the goods or service is distinct within the context of the contract).

If a goods or service is not distinct, the goods or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties (for example, some sales taxes). The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

The Company’s revenue is derived from contracts with customers of provisions of insurance brokerage services. The Company does not provide any insurance agent services. The distinct performance obligation is policy placement services. Billing is controlled by the insurance carriers, therefore, the data necessary to reasonably determine the revenue amounts is made available to the Company by the insurance carriers on a monthly basis. Insurance brokerage services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured, which is confirmed by the insurance carriers with their monthly commissions statements submitted to the Company. The Company has met all the criteria of revenue recognition when the premiums are collected by it or the respective insurance carriers and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Company does not accrue any commission prior to the receipt of the related premiums. Generally, at the time when the insurance policy is signed, it is difficult for us to assess the insured’s ability and intention to pay the premium due on the policy. Therefore, it is not possible for us to estimate if we will collect substantially all of the commission to which we will be entitled in exchange for our insurance brokerage services. For this reason we recognize revenue when the premiums are either collected by us or by the respective insurance carriers and not before, due to the specific practice in the industry.

The amount of revenue recognized is net of allowance for policy cancellation. The Company estimates cancellation based on an analysis of historical and current data on cancellations.

Occasionally, certain policyholders or insureds might request the Company to assist them for claim process on their behalf with the insurance carriers. The Company generally will spend approximately an hour on the phone with the insurance carriers if such assistance is requested by the insured. Based on historical experience, claim service calls and related labor costs have been minimal. The Company spent approximately 0 hour in connection with the claim process services provided to the insureds for both the six months ended April 30, 2025 and 2024. Based on historical data, the transaction price does not include any element of consideration that is variable or contingent on the outcome of future events, such as policy cancellations, lapses, and volume of business or claims experience.

The Company does not offer promotional payments, customer coupons, rebates or other cash redemption offers to its customers.

Stock-based Compensation

Stock-based Compensation

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) ASC 718, “Compensation — Stock Compensation,” which establishes accounting standards for non-employee and employee stock-based awards. Under the provisions of FASB ASC 718, the fair value of stock issued is used to measure the fair value of services received by the Company. For non-employee stock-based awards, fair value is measured based on the value of the Company’s stock on the date that the commitment for performance by the counterparty has been established. The fair value of the equity instrument is calculated and then recognized as compensation expense over the requisite performance period. For employee stock-based awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense with graded vesting on a straight–line basis, as specified in the stock grant, over the requisite service period for the award.

Foreign Currency Translation and Transaction

Foreign Currency Translation and Transaction

The reporting currency of the Company is the U.S. dollar (“USD”). The functional currency of the parent company, TRX, and TRX HK, is the U.S. dollar, and the functional currency of Peak is the Hong Kong dollar, and the functional currency of TRX BJ, TRX ZJ, and TRX ZJ’s subsidiaries is the Chinese Renminbi (“RMB”). Monetary assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Revenue and expenses are translated using average rates during each reporting period, and stockholders’ equity is translated at historical exchange rates. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income/loss.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue and expense transactions are transacted in the functional currency of the operating entities. The Company does not enter into any material transactions in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

Asset and liability accounts at April 30, 2025 and October 31, 2024 was translated at HKD 7.7558 and HKD 7.7745 to $1.00, respectively, which were the exchange rates on the balance sheet dates. Asset and liability accounts at April 30, 2025 and October 31, 2024 were translated at RMB 7.2714 and RMB 7.1179 to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rates. The average translation rates applied to unaudited condensed consolidated statements of operations and cash flows for the six months ended April 30, 2025 and the period from February 29, 2024 through April 30, 2024 were HKD 7.7764 and HKD 7.8272 to $1.00, respectively. The average translation rates applied to unaudited condensed consolidated statements of operations and cash flows for the six months ended April 30, 2025 and 2024 were RMB 7.2695 and RMB 7.1726 to $1.00, respectively.

Per Share Data

Per Share Data

ASC Topic 260 “Earnings per Share,” requires presentation of both basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue ordinary stock were exercised or converted into ordinary stock or resulted in the issuance of ordinary stock that then shared in the earnings of the entity.

Basic net loss per ordinary share is computed by dividing net loss available to ordinary shareholders by the weighted average number of shares of ordinary stock outstanding during the period. Diluted net loss per ordinary share is computed by dividing net loss by the weighted average number of shares of ordinary stock, ordinary stock equivalents and potentially dilutive securities outstanding during each period. For the six months ended April 30, 2025 and 2024, potentially dilutive ordinary shares consisted of ordinary shares issuable upon the exercise of ordinary stock warrants (using the treasury stock method). Ordinary stock equivalents are not included in the calculation of diluted loss per ordinary share if their effect would be anti-dilutive. In a period in which the Company has a net loss, all potentially dilutive securities are excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive:

	Six Months Ended April 30,
	2025	2024
Stock warrants	131,000	141,800
Potentially dilutive securities	131,000	141,800

Segment Reporting

Segment Reporting

The segment reporting structure uses the Company’s management reporting structure as its foundation to reflect how the Company manages the businesses internally and was mainly organized by services. During the six months ended April 30, 2025 and 2024, the Company is organized into one services-oriented strategic business unit: provision of insurance brokerage services - which is led by our strategic business unit manager. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to make operating decisions, allocate resources and assess performance.

The Company’s Chairwoman and Chief Executive Officer is its CODM. The Company reports operational data to its CODM at the segment level, which she uses to evaluate performance and allocate resources based on provision of insurance brokerage services operating income.

Reverse Stock Split

Reverse Stock Split

The Company effected a one-for-five reverse stock split of its outstanding ordinary shares on May 14, 2024. All references in these unaudited condensed consolidated financial statements to shares, share prices, exercise prices, and other per share information in all periods have been adjusted, on a retroactive basis, to reflect the reverse stock split.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023 - 09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This guidance is intended to enhance the transparency and decision - usefulness of income tax disclosures. The amendments in ASU 2023 - 09 address investor requests for enhanced income tax information primarily through changes to disclosure regarding rate reconciliation and income taxes paid both in the U.S. and in foreign jurisdictions. ASU 2023 - 09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its unaudited condensed consolidated financial statements disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. In January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40), Clarifying the Effective Date. ASU 2024-03 requires public companies to disclose, in interim and reporting periods, additional information about certain expenses in the financial statements. ASU 2024-03, as clarified by ASU 2025-01, is effective for public entities for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted and is effective on either a prospective basis or retrospective basis. The Company is currently evaluating the impact that the updated standard will have on the Company’s disclosures within the unaudited condensed consolidated financial statements.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the unaudited condensed consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its unaudited condensed consolidated financial condition, results of operations, cash flows or disclosures.